Interest income, Interest expense and Foreign exchange gains (losses), net - Summary of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Income (Expense) And Foreign Exchange Gain (Loss) [Abstract]
Interest on loans	$ (1,339)	$ 0	$ 0
Interest on lease liabilities	(567)	(545)	(422)
Other interest	(7)	(43)	(217)
Total interest expense	$ 1,913	$ 588	$ 639